Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)





                                          January 4, 2006



VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:    The AllianceBernstein Portfolios
                - AllianceBernstein Wealth Appreciation Strategy
                - AllianceBernstein Balanced Wealth Strategy
                - AllianceBernstein Wealth Preservation Strategy
                - AllianceBernstein Tax-Managed Wealth Appreciation Strategy
                - AllianceBernstein Tax-Managed Balanced Wealth Strategy
                - AllianceBernstein Tax-Managed Wealth Preservation Strategy (File Nos. 33-12988 and 811-05088)

Ladies and Gentlemen:

     On behalf of the above-referenced Strategies (the "Strategies"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectuses and the statement of additional information for the Strategies that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Strategies' registration statement. This post-effective amendment was filed electronically with the Securities and Exchange Commission on December 30, 2005.

                                          Sincerely,


                                          /s/ Michelle Roberts
                                          ----------------------------
                                              Michelle Roberts

00250.0184 #631235